Consolidated Statements of Comprehensive Income, by Nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 12,119,134	$ 9,489,266	$ 7,007,908
Other operating income	1,064,928	948,737	634,674
Revenues and Other Operating Income	13,184,062	10,438,003	7,642,582
Raw materials and consumables used	(8,142,773)	(5,882,788)	(3,868,218)
Contribution Margin	5,041,289	4,555,215	3,774,364
Other work performed by the entity and capitalized	177,997	173,186	99,449
Employee benefits expenses	(840,493)	(837,984)	(626,102)
Depreciation and amortization expense	(862,440)	(648,114)	(473,238)
Impairment loss recognized in the period's profit or loss	(60,748)	(79,748)	(157,078)
Other expenses	(1,021,085)	(943,156)	(817,375)
Operating income	2,434,520	2,219,399	1,800,020
Other gains (losses)	681	5,345	12,141
Financial income	358,081	293,843	276,457
Financial costs	(1,071,759)	(869,535)	(773,157)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,452	3,310	2,706
Foreign currency exchange differences	110,635	(6,714)	58,934
Gains (losses) from indexed assets and liabilities	270,380		(1,032)
Income from continuing operations, before taxes	2,104,990	1,645,648	1,376,069
Income tax expenses, continuing operations	(437,932)	(519,134)	(531,461)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,667,058	1,126,514	844,608
Income after tax from discontinued operations			170,263
NET INCOME	1,667,058	1,126,514	1,014,871
Net income attributable to:
Shareholders of Enel Americas	1,201,381	709,043	566,497
Non-controlling interests	465,677	417,471	448,374
NET INCOME	$ 1,667,058	$ 1,126,514	$ 1,014,871
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations	$ 0.02091	$ 0.01234	$ 0.00907
Basic and diluted earnings per share from discontinued operations			0.00232
Basic and diluted earnings per share	$ 0.02091	$ 0.01234	$ 0.01139
Weighted average number of shares of common stock	57,452,641,516	57,452,641,516	49,768,783,340
Diluted earnings per share
Diluted earnings per share from continuing operations	$ 0.02091	$ 0.01234	$ 0.01275
Diluted earnings per share from discontinued operations			0.00232
Diluted earnings per share	$ 0.02091	$ 0.01234	$ 0.01139
Weighted average number of shares of common stock	57,452,641,516	57,452,641,516	49,768,783,340
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Remeasurement (loss) from defined benefit plans	$ (177,527)	$ (4,941)	$ (29,399)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(177,527)	(4,941)	(29,399)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Foreign currency translation gains (losses)	(1,575,134)	(95,501)	214,887
Gains (losses) from available-for-sale financial assets	(458)	(829)	976
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method			(20,832)
Gains (losses) from cash flow hedge	(5,763)	12,723	22,030
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	3,036	12	6,701
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss	(1,578,319)	(83,595)	223,762
Total components of other comprehensive income (loss), before taxes	(1,755,846)	(88,536)	194,363
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	59,684	3,694	9,592
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	59,684	3,694	9,592
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	1,354	(5,088)	(6,816)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	1,354	(5,088)	(6,816)
Total Other Comprehensive Income (Loss)	(1,694,808)	(89,930)	197,139
TOTAL COMPREHENSIVE INCOME	(27,750)	1,036,584	1,212,010
Comprehensive income attributable to:
Shareholders of Enel Amricas	(121,326)	650,731	788,647
Non-controlling interests	93,576	385,853	423,363
TOTAL COMPREHENSIVE INCOME	$ (27,750)	$ 1,036,584	$ 1,212,010